RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 1,019	$ 51	$ 100
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	1,963	2,182	2,046
Rad Bynet [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	1,668	1,060	1,699
Rad Bynet [Member] | Inventories [Member]
Related Party Transaction [Line Items]
Expenses	2,866	2,911	4,149
Rad Bynet [Member] | Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 1,019	$ 51	$ 100